Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 11, 2017
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000744822
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 11, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2017
Prospectus Date	rr_ProspectusDate	Aug. 14, 2017